NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (LOSS ON EXTINGUISHMENT OF DEBT) (NARRATIVE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 30, 2014	May 31, 2010	Dec. 21, 2010	Sep. 04, 2012
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt	$ (600,000)	$ (65,400,000)	$ (200,200,000)
Notes payable – direct corporate obligations	794,400,000	856,400,000
Extinguishment of Beneficial Conversion Feature Related to Repurchase of Convertible Debentures		12,600,000	24,000,000
Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt		(2,900,000)	(400,000)
Notes payable – direct corporate obligations	522,100,000	581,500,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt	(200,000)	(62,500,000)	(136,500,000)
Interest rate	7.00%			7.00%	7.00%
Senior Secured Notes 9 Percent [Member]
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt			(58,200,000)
Interest rate						9.00%
Senior Debt Obligations [Member]
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt			(5,100,000)
Secured Debt [Member] | Senior Secured Credit Agreement [Member]
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt	(400,000)
Common Stock Including Additional Paid in Capital [Member]
Debt Instrument [Line Items]
Extinguishment of Beneficial Conversion Feature Related to Repurchase of Convertible Debentures		12,600,000	24,000,000
Paulson & Co. Inc. [Member] | Notes Payable, Other Payables [Member] | Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations			$ 200,000,000				$ 200,000,000